LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

19.LEASES

The Sogou Group has entered into operating lease agreements, primarily for office space in China, with lease periods expiring between 2021 and 2023. The determination of whether an arrangement is or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Sogou Group obtains substantially all of the economic benefit from and has the ability to direct the use of the asset. Operating lease assets and liabilities are included on the Sogou Group’s consolidated balance sheets beginning January 1, 2019. Right-of-use assets are included in due from related parties and other assets, while the current portion of the operating lease liabilities is included in due to related parties and other short-term liabilities and the long term portion is included in long-term liabilities. The Sogou Group has elected to not recognize lease assets and lease liabilities for leases with a term of twelve months or less on the consolidated balance sheets.

Operating lease assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The Sogou Group uses its incremental borrowing rate in determining the present value of the future lease payments, because the interest rate implicit in most of the leases is not readily determinable. The Sogou Group estimates its incremental borrowing rate for each leased asset based on the interest rate the Sogou Group would incur to borrow an amount equal to the lease payments on a collateralized basis over a similar term in a similar economic environment.

The Sogou Group’s lease agreements generally do not contain any residual value guarantees or material restrictive covenants. Certain of the Sogou Group’s leases contain free or escalating rent payment terms. Operating lease expense is recognized on a straight-line basis over the lease term.

The Sogou Group’s lease agreements generally contain lease and non-lease components. Non-lease components consist primarily of payments for property management. The Sogou Group combines fixed payments for non-lease components with the lease payments and accounts for them together as a single lease component, which increases the amount of the Sogou Group’s lease assets and liabilities. Payments under the lease arrangements are primarily fixed, with no variable payments.

Components of operating lease expense were as follows:

	For the Year Ended December 31,
	2019	2020
Operating lease cost	$15,760	$16,724
Short-term lease cost	19	48
Total operating lease cost	$15,779	$16,772

Supplemental cash flow information related to leases is as follows:

	For the Year Ended December 31,
	2019	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$15,146	$17,221

	For the Year Ended December 31,
	2019	2020
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$11,198	$29,693

The following table presents supplemental balance sheet information related to the operating leases:

	As of December 31,
	2019	2020
Assets:
Operating lease right-of-use assets	$13,333	$28,006
Liabilities:
Current portion of lease liabilities	6,106	15,072
Non-current portion of lease liabilities	5,686	10,721
Total operating lease liabilities	$11,792	$25,793

Maturities of lease liabilities under operating leases as of December 31, 2020 were as follows:

Maturities of lease
liabilities
2021	$15,629
2022	10,735
2023	64
2024	—
2025	—
Thereafter	—
Total future lease payments	26,428
Less: imputed interest	635
Total present value of lease liabilities	25,793

As of December 31, 2020, operating leases recognized in lease liabilities had a weighted average remaining lease term of 1.87 years and a weighted average discount rate of 4.75%.